OTHER INCOME(EXPENSE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OTHER INCOME(EXPENSE)
Other income (expense)	$ (133.1)	$ (47.7)	$ 2.6
Government grants
OTHER INCOME(EXPENSE)
Other income (expense)	2.0	1.2	0.7
Loss on financial derivatives
OTHER INCOME(EXPENSE)
Other income (expense)	(93.0)	(49.8)	(8.0)
Convertible notes repurchase gain
OTHER INCOME(EXPENSE)
Other income (expense)			9.5
Investment impairment losses
OTHER INCOME(EXPENSE)
Other income (expense)	(45.0)
Other
OTHER INCOME(EXPENSE)
Other income (expense)	$ 2.9	$ 0.9	$ 0.4